Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Current income tax expense:
Federal			$ 40.7	$ 12.8	$ 16.1
State			5.5	3.3	1.0
Total current income tax expense			46.2	16.1	17.1
Deferred income tax expense (benefit):
Federal			(7.5)	(1.6)	(8.1)
State			1.4	0.2	2.1
Total deferred income tax benefit	$ (1.4)	$ (2.6)	(6.1)	(1.4)	(6.0)
Total income tax expense, net	$ 26.7	$ 16.8	$ 40.1	$ 14.7	$ 11.1